CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582)
("Registrant") hereby certifies (a) that the form of the prospectuses used with respect to the Investor Class of Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Socially Responsive Fund and Neuberger Berman Technology Fund; the Trust Class of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Socially Responsive Fund; the Advisor Class of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund and Neuberger Berman Partners Fund, and the Institutional Class of Neuberger Berman Genesis Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 98 ("Amendment No. 98") to the Registrant's Registration Statement and (b) that Amendment No. 98 was filed electronically.





Dated:   December 21, 2001                  By:   /s/ Claudia A. Brandon
                                                  -----------------------
                                                  Claudia A. Brandon
                                                  Secretary